Cover	Oct. 11, 2023
Cover [Abstract]
Entity Registrant Name	Merion, Inc.
Entity Central Index Key	0001517498
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 11, 2023
Entity File Number	333-173681
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-2898504
Entity Address Address Line 1	100 N. Barranca St
Entity Address Address Line 2	#1000
Entity Address City Or Town	West Covina
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91791
City Area Code	626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	331-7570